Property and Equipment, Net	6 Months Ended	12 Months Ended
	Mar. 31, 2024	Sep. 30, 2023
Property and Equipment, Net [Abstract]
PROPERTY AND EQUIPMENT, NET

7. PROPERTY AND EQUIPMENT, NET

Property and equipment, net, consists of the following:

	As of March 31, 2024	As of September 30, 2023
Cost
Office equipment	$29,781	$29,498
Vehicle	308,461	307,102
Buildings	—	—
Leasehold improvement	9,837	9,955
Land property right	—	—
	348,079	346,555
Less: accumulated depreciation and amortization	(228,872)	(187,913)
Property and equipment, net	$119,207	$158,642

____________

(1)      Depreciation expense was $40,959 and $34,833 for the six months ended March 31, 2024 and 2023, respectively.

(2)      In October 2022, EXTEND disposed one building and associated land in Tokyo, Japan for which the carrying value was $437,967 and $1,328,798, respectively. EXTEND received proceeds of $1,963,268 from the disposal, net off commission fees paid to agents, resulting in disposal gain of $196,503.

(3)      No impairment loss was recognized for the six months ended March 31, 2024 and for the year ended September 30, 2023.

(4)      As of March 31, 2024, a vehicle, owned by Chuancheng Digital, for which the carrying value was $100,497, was pledged to secure a long-term loan from a financial institution.

7. PROPERTY AND EQUIPMENT, NET

Property and equipment, net, consists of the following:

	As of September 30,
	2023	2022
Cost
Office equipment	$29,498	$17,814
Vehicle	307,102	315,561
Buildings	—	391,087
Leasehold improvement	9,955	10,280
Land property right	—	1,143,716
	346,555	1,878,458
Less: accumulated depreciation and amortization	(187,913)	(125,446)
Property and equipment, net	$158,642	$1,753,012

____________

(1)      Depreciation expense was $83,226, $81,625 and $33,368 for the years ended September 30, 2023, 2022 and 2021, respectively.

(2)      In October 2022, EXTEND disposed one building and associated land in Tokyo, Japan for which the carrying value was $392,654 and $1,191,319, respectively. EXTEND received proceeds of $1,745,094 from the disposal, net off commission fees paid to agents, resulting in disposal gain of $125,804.

(3)      No impairment loss was recognized for the years ended September 30, 2023, 2022 and 2021.

(4)      As of September 30, 2023 and 2022, a vehicle, owned by Chuancheng Digital, for which the carrying value was $130,533 and $191,260, was pledged to secure a long-term loan from a financial institution.